Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	June 30, 2012	December 31, 2011
Accrued professional fees	$278,979	$702,106
Accrued compensation	98,752	4,338
Dividend on preferred stock payable	114,925	55,742
Deferred fee for Agera	400,000	0
Accrued other	111,634	156,174

Total	$1,004,290	$918,360

	December 31, 2011	December 31, 2010
Accrued professional fees	$702,106	$413,384
Accrued compensation	4,338	4,310
Dividend on preferred stock payable	55,742	191,417
Accrued other	156,174	175,462

Accrued expenses	$918,360	$784,573